                                    FORM 13F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20524

Report of the Calendar Quarter Ending September 30, 2005

If amended report check here: [ ]

Name of Institutional Investment Manager:

Appleton Partners, Inc.           S.E.C. File Number 28-6694

Business Address:

  45 Milk Street             Boston                  MA               02109
------------------   ----------------------   -----------------   -------------
      Street                  City                  State              Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President           (617)338-0700

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 24th day of October 2005.

                                       Appleton Partners, Inc.
                                       -----------------------------------------
                                       (Name of Institutional Investment Mgr.)

                                       /s/ Douglas C. Chamberlain
                                       -----------------------------------------
                                       By: Douglas C. Chamberlain

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   120
Form 13F Information Table Value Total:   247,635,623 (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

        NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.                         Form 13F file number                       Name
---                         --------------------                       ----

Appleton Partners, Inc.
13F SEC APPRAISAL
Master Group
30-Sep-05

                                                                                     Investment Discretion       Voting Authority
                                      Security                Market               Sole       Shared     Other Sole   Shared    None
Security                              Type          Cusip     Value      Quantity  (A)        (B)        (C)   (A)    (B)       (C)
------------------------------------- ------------  --------- ---------  --------  ---------- ---------- ----- ------ --------- ----
Master Group
------------
3M CO COM                             COMMON STOCK  88579Y101   3874875     52820  X                           X
ALTRIA GROUP INC COM                  COMMON STOCK  02209S103    257985      3500  X                           X
AMERICAN EXPRESS CO COM               COMMON STOCK  025816109   3306246     57560  X                           X
AMERICAN STD COS INC COM              COMMON STOCK  029712106   3986775     85645  X                           X
AMGEN INC COM                         COMMON STOCK  031162100    434759      5457  X                           X
AMPHENOL CORP NEW CL A                COMMON STOCK  032095101   1281602     31770  X                           X
APACHE CORP COM                       COMMON STOCK  037411105   7767067    103258  X                           X
APOLLO GROUP INC CL A                 COMMON STOCK  037604105    205809      3100  X                           X
APPLETON EQUITY GROWTH FUND           MUTUAL FUNDS  038042107   2565532    377284  X                           X
ATLAS CONS MNG&DEV CP CL B            COMMON STOCK  049249303      3827     76533  X                           X
AUTOMATIC DATA PROCESS COM            COMMON STOCK  053015103    208744      4850  X                           X
BAKER HUGHES INC COM                  COMMON STOCK  057224107   6338016    106200  X                           X
BANK OF AMERICA CORP COM              COMMON STOCK  060505104   7244725    172084  X                           X
BARD C R INC COM                      COMMON STOCK  067383109   6034878     91396  X                           X
BECTON DICKINSON & CO COM             COMMON STOCK  075887109    585381     11165  X                           X
BORG WARNER INC COM                   COMMON STOCK  099724106   3124948     55348  X                           X
BP PLC SPONSORED ADR                  COMMON STOCK  055622104   1413174     19946  X                           X
BRISTOL MYERS SQUIBB COM              COMMON STOCK  110122108    478553     19890  X                           X
BURLINGTON NRTHN SANTA COM            COMMON STOCK  12189T104   5431335     90825  X                           X
CARLISLE COS INC COM                  COMMON STOCK  142339100    324207      5100  X                           X
CARNIVAL CORP PAIRED CTF              COMMON STOCK  143658300   2096661     41950  X                           X
CATERPILLAR INC DEL COM               COMMON STOCK  149123101    296687      5050  X                           X
CERNER CORP COM                       COMMON STOCK  156782104   3177291     36550  X                           X
CHEVRONTEXACO CORP COM                COMMON STOCK  166764100    603025      9316  X                           X
CISCO SYS INC COM                     COMMON STOCK  17275R102   2170363    121114  X                           X

                                                                                     Investment Discretion       Voting Authority
                                      Security                Market               Sole       Shared     Other Sole   Shared    None
Security                              Type          Cusip     Value      Quantity  (A)        (B)        (C)   (A)    (B)       (C)
------------------------------------- ------------  --------- ---------  --------  ---------- ---------- ----- ------ --------- ----
Master Group
------------
CITIGROUP INC COM                     COMMON STOCK  172967101   4826622    106033  X                           X
COCA COLA CO COM                      COMMON STOCK  191216100   1058803     24515  X                           X
COLGATE PALMOLIVE CO COM              COMMON STOCK  194162103    204033      3865  X                           X
CONAGRA FOODS INC COM                 COMMON STOCK  205887102    295762     11950  X                           X
CONOCOPHILLIPS COM                    COMMON STOCK  20825C104    246223      3522  X                           X
DELL INC COM                          COMMON STOCK  24702R101   3463263    101265  X                           X
DIEBOLD INC COM                       COMMON STOCK  253651103    273957      7950  X                           X
DISNEY WALT CO COM DISNEY             COMMON STOCK  254687106    513173     21267  X                           X
DU PONT E I DE NEMOURS COM            COMMON STOCK  263534109    349044      8911  X                           X
E M C CORP MASS COM                   COMMON STOCK  268648102   2811733    217290  X                           X
ECOLAB INC COM                        COMMON STOCK  278865100   2015581     63125  X                           X
EXXON MOBIL CORP COM                  COMMON STOCK  30231G102  14971152    235618  X                           X
FEDERATED EQUITY FDS KAUFMANN CL A    MUTUAL FUNDS  314172677    199420     34925  X                           X
FEDERATED EQUITY FDS MKT OPPOR FD A   MUTUAL FUNDS  314172743   1370247    101726  X                           X
FEDERATED INCOME TR INSTL SHRS        MUTUAL FUNDS  314199100    152447     14772  X                           X
FEDERATED INVS INC PA CL B            COMMON STOCK  314211103    405406     12200  X                           X
FEDERATED STK TR SH BEN INT           MUTUAL FUNDS  313900102    614937     16123  X                           X
FEDERATED TOTAL RETURN TOTL RET INSTL MUTUAL FUNDS  31428Q101    162650     15258  X                           X
FLEXTRONICS INTL LTD ORD              COMMON STOCK  Y2573F102    209866     16332  X                           X
FRANKLIN RES INC COM                  COMMON STOCK  354613101   5750420     68490  X                           X
GENERAL ELEC CO COM                   COMMON STOCK  369604103  10004906    297146  X                           X
GILLETTE CO COM                       COMMON STOCK  375766102   3804301     65366  X                           X
HERSHEY FOODS CORP COM                COMMON STOCK  427866108   2844218     50510  X                           X
HOME DEPOT INC COM                    COMMON STOCK  437076102    964561     25290  X                           X
ILLINOIS TOOL WKS INC COM             COMMON STOCK  452308109    230524      2800  X                           X
INTEL CORP COM                        COMMON STOCK  458140100   7573811    307254  X                           X
INTERNATIONAL BUS MACH COM            COMMON STOCK  459200101   2961722     36920  X                           X
IRON MTN INC PA COM                   COMMON STOCK  462846106   2603204     70932  X                           X
ISHARES TR GS NAT RES IDX             MUTUAL FUNDS  464287374    306479      3355  X                           X
ISHARES TR MSCI EAFE IDX              COMMON STOCK  464287465    235305      4050  X                           X
ISHARES TR MSCI EMERG MKT             MUTUAL FUNDS  464287234    743124      8755  X                           X
ISHARES TR RUSL 2000 VALU             COMMON STOCK  464287630    375801      5700  X                           X
J P MORGAN CHASE & CO COM             COMMON STOCK  46625H100    296277      8732  X                           X
JABIL CIRCUIT INC COM                 COMMON STOCK  466313103   3249908    105107  X                           X
JOHNSON & JOHNSON COM                 COMMON STOCK  478160104   6906126    109136  X                           X
JOY GLOBAL INC COM                    COMMON STOCK  481165108   5465070    108305  X                           X
KELLOGG CO COM                        COMMON STOCK  487836108   2176506     47182  X                           X

                                                                                     Investment Discretion       Voting Authority
                                      Security                Market               Sole       Shared     Other Sole   Shared    None
Security                              Type          Cusip     Value      Quantity  (A)        (B)        (C)   (A)    (B)       (C)
------------------------------------- ------------  --------- ---------  --------  ---------- ---------- ----- ------ --------- ----
Master Group
------------
LABORATORY AMER HLDGS COM NEW         COMMON STOCK  50540R409   1017552     20890  X                           X
LOWES COS INC COM                     COMMON STOCK  548661107    523250      8125  X                           X
MEDTRONIC INC COM                     COMMON STOCK  585055106   1212134     22606  X                           X
MERRILL LYNCH & CO INC COM            COMMON STOCK  590188108   2240073     36513  X                           X
METLIFE INC COM                       COMMON STOCK  59156R108   5685105    114090  X                           X
MFS SER TR I NEW DISCV CL A           MUTUAL FUNDS  552983553    321065     19411  X                           X
MFS SER TR V INTL NEW DIS A           MUTUAL FUNDS  552981888    299758     12407  X                           X
MICROSOFT CORP COM                    COMMON STOCK  594918104   4488830    174459  X                           X
MORGAN STANLEY COM NEW                COMMON STOCK  617446448    225955      4189  X                           X
NEWELL RUBBERMAID INC COM             COMMON STOCK  651229106    745751     32925  X                           X
NIKE INC CL B                         COMMON STOCK  654106103    361434      4425  X                           X
NORTH STAR DIAMONDS COM               COMMON STOCK  662566108      1000    100000  X                           X
NORTHERN TR CORP COM                  COMMON STOCK  665859104    333630      6600  X                           X
OFFICE DEPOT INC COM                  COMMON STOCK  676220106    200475      6750  X                           X
OMNICOM GROUP INC COM                 COMMON STOCK  681919106    997288     11925  X                           X
PACIFICARE HLT SYS DEL COM            COMMON STOCK  695112102   2463207     30875  X                           X
PEOPLES BK BRIDGEPORT COM             COMMON STOCK  710198102    507874     17525  X                           X
PEPSICO INC COM                       COMMON STOCK  713448108   5118758     90262  X                           X
PFIZER INC COM                        COMMON STOCK  717081103   4814890    192827  X                           X
POLARIS INDS INC COM                  COMMON STOCK  731068102   1639015     33078  X                           X
POTASH CORP SASK INC COM              COMMON STOCK  73755L107   2623225     28110  X                           X
PPG INDS INC COM                      COMMON STOCK  693506107    200003      3379  X                           X
PRAXAIR INC COM                       COMMON STOCK  74005P104   4010639     83677  X                           X
PRECISION CASTPARTS CP COM            COMMON STOCK  740189105    226471      4265  X                           X
PROCTER & GAMBLE CO COM               COMMON STOCK  742718109   4586855     77142  X                           X
QUEST DIAGNOSTICS INC COM             COMMON STOCK  74834L100   3381025     66898  X                           X
RETAIL VENTURES INC COM               COMMON STOCK  76128Y102    109800     10000  X                           X
ROYAL DUTCH SHELL PLC SPON ADR B      COMMON STOCK  780259107    630367      9153  X                           X
ROYAL DUTCH SHELL PLC SPONS ADR A     COMMON STOCK  780259206    524595      7992  X                           X
SAFECO CORP COM                       COMMON STOCK  786429100   1582954     29660  X                           X
SBC COMMUNICATIONS INC COM            COMMON STOCK  78387G103    601959     25113  X                           X
SCHEIN HENRY INC COM                  COMMON STOCK  806407102   3583958     84091  X                           X
SCHLUMBERGER LTD COM                  COMMON STOCK  806857108   2291170     27153  X                           X
SCOTTS MIRACLE GRO CO                 COMMON STOCK  810186106   2120168     24112  X                           X
SCRIPPS E W CO OHIO CL A              COMMON STOCK  811054204   1840395     36830  X                           X
SMITH INTL INC COM                    COMMON STOCK  832110100    561273     16850  X                           X
SPDR TR UNIT SER 1                    COMMON STOCK  78462F103    274994      2235  X                           X

                                                                                     Investment Discretion       Voting Authority
                                      Security                Market               Sole       Shared     Other Sole   Shared    None
Security                              Type          Cusip     Value      Quantity  (A)        (B)        (C)   (A)    (B)       (C)
------------------------------------- ------------  --------- ---------  --------  ---------- ---------- ----- ------ --------- ----
Master Group
------------
STANLEY WKS COM                       COMMON STOCK  854616109   1211113     25945  X                           X
STARWOOD HOTELS&RESORT PAIRED CTF     COMMON STOCK  85590A203   1904333     33310  X                           X
STATE STR CORP COM                    COMMON STOCK  857477103    753759     15408  X                           X
STRYKER CORP COM                      COMMON STOCK  863667101    220952      4470  X                           X
SYMANTEC CORP COM                     COMMON STOCK  871503108    472960     20872  X                           X
TARGET CORP COM                       COMMON STOCK  87612E106   4345762     83685  X                           X
TEEKAY SHIPPNG MARS IS COM            COMMON STOCK  Y8564W103    920194     21375  X                           X
TERADYNE INC COM                      COMMON STOCK  880770102    311437     18875  X                           X
TRIBUNE CO NEW COM                    COMMON STOCK  896047107   1308357     38606  X                           X
UNITED TECHNOLOGIES CP COM            COMMON STOCK  913017109    802483     15480  X                           X
UNITEDHEALTH GROUP INC COM            COMMON STOCK  91324P102   2225801     39605  X                           X
VALERO ENERGY CORP NEW COM            COMMON STOCK  91913Y100    913525      8080  X                           X
VCA ANTECH INC COM                    COMMON STOCK  918194101   2621670    102730  X                           X
VERIZON COMMUNICATIONS COM            COMMON STOCK  92343V104   2735107     83668  X                           X
WACHOVIA CORP 2ND NEW COM             COMMON STOCK  929903102    412129      8660  X                           X
WAL MART STORES INC COM               COMMON STOCK  931142103    916013     20904  X                           X
WALGREEN CO COM                       COMMON STOCK  931422109    823117     18944  X                           X
WEATHERFORD INTL LTD COM              COMMON STOCK  G95089101    770365     11220  X                           X
WELLS FARGO & CO NEW COM              COMMON STOCK  949746101   4012104     68501  X                           X
WYETH COM                             COMMON STOCK  983024100    280720      6067  X                           X
ZIMMER HLDGS INC COM                  COMMON STOCK  98956P102   3477774     50483  X                           X
                                                              ---------
                                                              247635623
                                                              ---------
TOTAL PORTFOLIO                                               247635623
                                                              =========